Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Intangible Assets

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Cost
At 1 January 2023	2,480	1,115	838	186	103	430	5,152
Exchange differences	(107)	(40)	(42)	(5)	(3)	(12)	(209)
Additions – internal development	–	96	–	–	–	–	96
Additions – purchased	–	–	–	–	–	–	–
Disposals and retirements	–	(18)	–	(1)	–	(3)	(22)
Acquisition of business (note 30)	61	–	82	6	–	29	178
Disposal of businesses (note 31)	–	(15)	(298)	(2)	–	–	(315)
Transfers	–	(1)	–	–	–	–	(1)
At 31 December 2023	2,434	1,137	580	184	100	444	4,879
Exchange differences	2	12	6	(7)	–	(20)	(7)
Additions – internal development	–	91	–	–	–	–	91
Additions – purchased	–	–	–	–	–	–	–
Disposals and retirements	–	(89)	–	(1)	–	(5)	(95)
Acquisition of business (note 30)	1	–	–	–	–	1	2
Disposal of businesses (note 31)	–	–	–	–	–	–	–
Transfers	–	(5)	–	–	–	–	(5)
At 31 December 2024	2,437	1,146	586	176	100	420	4,865

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Amortisation and impairment
At 1 January 2023	–	(693)	(698)	(155)	(101)	(328)	(1,975)
Exchange differences	–	24	31	4	3	9	71
Charge for the year	–	(123)	(19)	(7)	(1)	(19)	(169)
Disposals and retirements	–	18	–	1	–	3	22
Disposal of businesses (note 31)	–	8	252	2	–	–	262
Transfers	–	1	–	–	–	–	1
At 31 December 2023	–	(765)	(434)	(155)	(99)	(335)	(1,788)
Exchange differences	–	(8)	(6)	7	–	18	11
Charge for the year	–	(117)	(17)	(6)	–	(18)	(158)
Disposals and retirements	–	89	–	1	–	5	95
Disposal of businesses (note 31)	–	–	–	–	–	–	–
Transfers	–	1	–	–	–	–	1
At 31 December 2024	–	(800)	(457)	(153)	(99)	(330)	(1,839)
Carrying amounts
At 1 January 2023	2,480	422	140	31	2	102	3,177
At 31 December 2023	2,434	372	146	29	1	109	3,091
At 31 December 2024	2,437	346	129	23	1	90	3,026

Summary of Useful Economic Life of Intangible Assets
The range of useful economic lives for each major class of intangible asset (excluding goodwill and software) is shown below:

At 31 December 2024

Useful economic life
Class of intangible asset
Acquired customer lists, contracts and relationships	3-20 years
Acquired trademarks and brands	2-20 years
Acquired publishing rights	5-20 years
Other intangibles acquired	2-20 years

Summary of Amortisation Profile of Intangible Assets
The expected amortisation profile of acquired intangible assets is shown below:

				At 31 December 2024
All figures in £ millions	One to five years	Six to ten years	Eleven to fifteen years	Sixteen to twenty years	Total
Class of intangible asset
Acquired customer lists, contracts and relationships	63	38	24	4	129
Acquired trademarks and brands	18	5	–	–	23
Acquired publishing rights	1	–	–	–	1
Other intangibles acquired	73	11	6	–	90

Summary of Carrying Value of Goodwill

All figures in £ millions	2024 Goodwill	2023 Goodwill
Assessment & Qualifications	1,369	1,355
Virtual Learning	426	419
English Language Learning	246	255
Workforce Skills	330	337
Higher Education	66	68
Total	2,437	2,434

Summary of Detailed Information About In Carrying Value Of Goodwill
The table below shows the key assumptions used by management in the value in use calculations.

	2024			2023

	Discount rate	Perpetuity growth rate	Discount rate	Perpetuity growth rate

Assessment & Qualifications	11.0%	2.0%	10.8%	2.0%

Virtual Learning	10.9%	2.0%	11.0%	2.0%

English Language Learning	13.2%	3.5%	13.0%	3.5%

Workforce Skills	10.8%	2.0%	10.4%	2.0%

Higher Education	10.8%	2.0%	10.7%	2.0%